OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 18, 2017	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	May 05, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Dec. 31, 2015	May 11, 2015	Dec. 31, 2014	Jan. 09, 2013
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)												$ 1.50					$ 1.50		$ 2.61
Number of Warrants Outstanding	11,380,582	9,128,189														7,078,685		5,113,990
Warrants at $0.001 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 0.001	$ 0.001
Number of Warrants Outstanding	383,320	383,320
Expiration Date, Warrants	January 2020	January 2020
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Number of Warrants Outstanding	7,258,936	4,967,971
Expiration Date, Warrants	February 2018 to September2020	February 2018 to May 2020
Warrants at $1.84 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.84	$ 1.84
Number of Warrants Outstanding	35,076	35,076
Expiration Date, Warrants	January 2020	January 2020
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.95	$ 1.95
Number of Warrants Outstanding	1,689,026	1,689,026
Expiration Date, Warrants	October 2018 to September 2019	October 2018 to September 2019
Warrants at $2.00 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.00	$ 2.00
Number of Warrants Outstanding	100,000	100,000
Expiration Date, Warrants	August 2018	August 2018
Warrants at $2.02 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.02	$ 2.02
Number of Warrants Outstanding	30,755	30,755
Expiration Date, Warrants	January 2020	January 2020
Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.10	$ 2.10
Number of Warrants Outstanding		38,572
Expiration Date, Warrants		June 2019
Warrants at $2.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.50	$ 2.50
Number of Warrants Outstanding	100,000	100,000
Expiration Date, Warrants	August 2018	August 2018
Warrants at $2.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.75	$ 2.75
Number of Warrants Outstanding	228,720	228,720
Expiration Date, Warrants	August 2019 to September 2019	August 2019 to September 2019
Warrants at $3.67 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.67	$ 3.67
Number of Warrants Outstanding	214,193	214,193
Expiration Date, Warrants	December 2018 to January 2019	December 2018 to January 2019
Warrants at $3.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.75	$ 3.75
Number of Warrants Outstanding	1,340,556	1,340,556
Expiration Date, Warrants	April 2019 to March 2020	April 2019 to March 2020